Retirement benefits - Summary of Plan Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 0	$ 152
United States [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0	152
United States [member] | Investments quoted in active markets [member]
Disclosure of defined benefit plans [line items]
Investment funds: fixed income securities	0	150
United States [member] | Unquoted investments [member]
Disclosure of defined benefit plans [line items]
Cash	$ 0	$ 2